Co-investment income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SubclassificationsOfAssetsLiabilitiesAndEquitiesAbstract [Abstract]
Co-investment income	$ 1,404	$ 2,052
Income attributable to non-controlling interest	(380)	(934)
Expense attributable to non-controlling interest	380	934
Total co-investment income	$ 1,404	$ 2,052	[1]

[1]	(1) Prior period figures have been reclassified to conform with current presentation